Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Computer software
Annual rates and methods of depriciation	100% declining balance
Furniture and other equipment
Annual rates and methods of depriciation	20% declining balance
Leasehold improvements
Annual rates and methods of depriciation	over the remaining term of the lease
Computer hardware
Annual rates and methods of depriciation	30% declining balance